Related party transactions (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions (Details) [Line Items]
Fees paid	SFr 231,770	SFr 173,030
Fees payment for other services	3,025	18,020
Payroll charge	1,210,472	522,237	SFr 934,179
Fees amount	165,245	163,476	170,755
Share based payments	240,408	261,988	159,235
Pension amount	29,467	26,870	42,560
Stock option amount	989,606	769,101	SFr 271,999
Gremaud GmbH [Member]
Related party transactions (Details) [Line Items]
Fees paid	14,720
Fees payment for other services	SFr 161,596	SFr 27,625